Restrictions to the distribution of earnings - Additional Information (Detail) - ARS ($) $ in Thousands		9 Months Ended	12 Months Ended
	May 15, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Jun. 07, 2022	Apr. 29, 2022	Nov. 03, 2021	Apr. 20, 2021	Nov. 20, 2020
Restriction to the distribution of earnings [line items]
Percentage of income increase or decrease adjustments of prior years			20.00%
Retained earnings			$ (46,005,088)	$ (66,529,276)
Special reserve			$ 40,633,033
Percentage of capital conversation margin			2.50%
Percentage of distribution earning		40.00%	20.00%
Optional reserves eligible for reversal and future distribution of earnings as reported previously												$ 12,000,000
Optional reserves eligible for reversal and future distribution of earnings												$ 36,696,156
Optional reserves for future distribution of earnings to be applied to set off previously unabsorbed losses as reported previously											$ 29,431,352
Optional reserves for future distribution of earnings to be applied to set off previously unabsorbed losses											86,535,239
Optional reserves for future distribution of earnings to be applied towards payment of cash dividend as reported previously											7,000,000
Optional reserves for future distribution of earnings to be applied towards payment of cash dividend											$ 17,507,119
Optional reserves for future distribution of earnings eligible for reversal and payment of supplementary cash dividends reported previously										$ 6,500,000
Optional reserves for future distribution of earnings eligible for reversal and payment of supplementary cash dividends										13,147,752
Unappropriated earnings to be allocated to legal reserve as reported previously	$ 6,201,640								$ 3,934,134
Unappropriated earnings to be allocated to legal reserve	24,824,297								7,663,421
Unappropriated retained earnings eligible to be allocated for future distribution of earnings as reported previously	24,806,560								15,736,535
Unappropriated retained earnings eligible to be allocated for future distribution of earnings	99,297,186								$ 30,653,683
Amount eligible for distribution as dividend								$ 13,165,209		$ 13,165,209
Payment of a cash dividend	9,007,273			$ 17,507,119	[1]	$ 9,007,273	[2]
B C R A [Member]
Restriction to the distribution of earnings [line items]
Retained earnings			$ 11,765,158
Currently stated [member]
Restriction to the distribution of earnings [line items]
Payment of a cash dividend	$ 2,500,000
Other non-financial liabilities [member]
Restriction to the distribution of earnings [line items]
Dividend declared but not yet paid						$ 14,834,791

[1]	Dividends per share amounts to pesos 11.424653 (in nominal values)
[2]	Dividends per share amounts to pesos 4.080233 (in nominal values)